Organization and nature of business (Details Narrative)	1 Months Ended	12 Months Ended
	Sep. 27, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Jul. 13, 2022	May 27, 2022	Feb. 10, 2022	Feb. 09, 2022	Jan. 19, 2022	Jan. 10, 2022	Dec. 31, 2021	Nov. 23, 2021	Sep. 17, 2021	Sep. 07, 2021	Dec. 04, 2019
Business acquisition total price	¥ 70,000,000
Lishui Yifeng Yilong Medical Technology Development Partnership
Ownership (VIE)		100.00%
Ownership (VIE)		100.00%
Farmmi Enterprise
Ownership		100.00%
% of Ownership		100.00%
Represents member information pertaining to Nongyuan Network Technology Co Ltd | Represents information pertaining to Xinyang Wang.
Ownership														100.00%
Represents member information pertaining to Nongyuan Network Technology Co Ltd | Represents information pertaining to Xinyang Wang. | Represents information of Zhengyu Wang.
Ownership														100.00%
Lishui Farmmi E-Commerce Co., Ltd.
% of Ownership		100.00%
Ownership in subsidiary		77.20%
Lishui Farmmi E-Commerce Co., Ltd. | Represents member information pertaining to Nongyuan Network Technology Co., Ltd.
Ownership in subsidiary		22.80%
Farmmi (Hangzhou) Health Development Co Ltd
Ownership		100.00%
% of Ownership		100.00%
Zhejiang Yitang Medical Service Co Ltd
Ownership in subsidiary									100.00%
Ownership (VIE)		100.00%
Zhejiang Yitang Medical Service Co Ltd | Represents member information pertaining to Nongyuan Network Technology Co Ltd
Ownership in subsidiary													95.00%
Zhejiang Yitang Medical Service Co Ltd | N/A.
Ownership in subsidiary									100.00%
Zhejiang Yiting Medical Technology Co Ltd
Ownership in subsidiary												100.00%
Ownership (VIE)		100.00%
Zhejiang Yiting Medical Technology Co Ltd | This member stands for Zhongjian Yiting.
Ownership											93.75%
Lishui Yifeng Medical Health Technology Co Ltd
Business acquisition total price	¥ 5,000
Ownership (VIE)		100.00%
Farmmi Canada Inc.
Ownership				100.00%
% of Ownership		100.00%
FLS Mushroom
Net proceeds from initial public offering		¥ 24,100,000.0
% of Ownership		100.00%
Farmmi Agricultural [Member]
Ownership		100.00%
% of Ownership		100.00%
Represents the information pertaining to Zhejiang Farmmi (Hangzhou) Ecology Agriculture Development Co Ltd
% of Ownership		100.00%
Represents the information pertaining to Zhejiang Farmmi (Hangzhou) Ecology Agriculture Development Co Ltd | Represents the information pertaining to Zhejiang Farmmi Ecological Agriculture Technology Co Ltd
Ownership in subsidiary					100.00%
Represents the information pertaining to Farmmi Supply Chain.
% of Ownership		100.00%
Represents the information pertaining to Farmmi Supply Chain. | Represents the information pertaining to Zhejiang Farmmi Agricultural Technology Group Co., Ltd.
Ownership in subsidiary						100.00%
Represents the information pertaining to Farmmi Supply Chain. | This member stands for Jiangxi Xiangbo.
Ownership in subsidiary	100.00%
Represents the information pertaining to Farmmi Supply Chain. | This member stands for Yudu county Yada Forestry Company Limited.
Ownership in subsidiary	100.00%
Represents the information pertaining to Farmmi Supply Chain. | This member stands for Guoning Zhonghao.
Ownership in subsidiary	100.00%
Represents information pertaining to Zhejiang Farmmi Holdings Group Co., Ltd. | Represents the information pertaining to Zhejiang Farmmi (Hangzhou) Ecology Agriculture Development Co., Ltd.
Ownership in subsidiary		68.30%					100.00%						5.00%
Zhejiang Farmmi Holdings Group Co., Ltd.
% of Ownership		100.00%
Zhejiang Farmmi Holdings Group Co., Ltd. | Farmmi Enterprise
% of Ownership		30.00%
Ownership in subsidiary		30.00%								31.70%
Represents the information pertaining to Yifeng Medihealth
Ownership in subsidiary								20.00%
Represents the information pertaining to Yifeng Medihealth | Lishui Yifeng Yilong Medical Technology Development Partnership
Ownership in subsidiary								80.00%
Represents the information pertaining to Yifeng Medihealth | N/A.
Ownership in subsidiary								20.00%
Represents the information pertaining to Yifeng Medihealth | Represents the information pertaining to Lishui Yitang Shangke Medical and Health Technology Partnership
Ownership in subsidiary								80.00%
IPO | Entity owned or controlled by another entity
Ownership	100.00%
Net proceeds from initial public offering	¥ 18,200,000.0		$ 2,800,000.0